Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended																12 Months Ended
	Apr. 02, 2016		Jan. 02, 2016		Oct. 03, 2015		Jun. 27, 2015		Mar. 28, 2015	[6]	Dec. 27, 2014		Sep. 27, 2014		Jun. 28, 2014		Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Numerator:
Numerator for basic and diluted net (loss) income per share - net (loss) income available to common stockholders	$ (24,202)	[1],[2],[3],[4]	$ (11,127)	[1],[2],[3]	$ 4,448	[1],[2],[5]	$ 2,036	[1],[2]	$ 6,482	[1],[2],[7]	$ 87,863	[1]	$ 63,311	[1]	$ 38,647	[1]	$ (28,845)	$ 196,303	$ 12,642
Denominator:
Denominator for basic net (loss) income per share — weighted average shares																	141,937	90,477	70,499
Effect of dilutive securities:
Stock-based awards																	0	2,734	1,520
Denominator for diluted net (loss) income per share — adjusted weighted average shares and assumed conversions																	141,937	93,211	72,019
Basic net (loss) income per share	$ (0.18)		$ (0.08)		$ 0.03		$ 0.01		$ 0.04		$ 1.21		$ 0.88		$ 0.54		$ (0.20)	$ 2.17	$ 0.18
Diluted net (loss) income per share	$ (0.18)		$ (0.08)		$ 0.03		$ 0.01		$ 0.04		$ 1.18		$ 0.85		$ 0.52		$ (0.20)	$ 2.11	$ 0.18

[1]	2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
[2]	3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
[3]	5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
[4]	7.Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).
[5]	6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).
[6]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[7]	4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).